Schedule of Investments (unaudited)	iShares® MSCI Germany ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
MTU Aero Engines AG	102,309	$26,278,963

Air Freight & Logistics — 4.1%
Deutsche Post AG, Registered	1,901,108	129,250,721

Airlines — 0.2%
Deutsche Lufthansa AG, Registered(a)(b)	571,047	7,428,002

Auto Components — 1.0%
Continental AG(a)	210,975	31,085,693

Automobiles — 7.7%
Bayerische Motoren Werke AG	635,010	67,016,943
Daimler AG, Registered	1,641,602	152,218,427
Volkswagen AG	62,255	22,096,619
		241,331,989
Banks — 0.5%
Commerzbank AG(a)	1,921,513	15,450,664

Capital Markets — 3.8%
Deutsche Bank AG, Registered(a)	3,963,855	58,980,413
Deutsche Boerse AG	364,400	59,384,662
		118,365,075
Chemicals — 7.3%
BASF SE	1,761,546	143,167,119
Covestro AG(c)	370,537	25,881,523
Evonik Industries AG	402,183	14,332,459
LANXESS AG	159,494	11,909,161
Symrise AG	246,747	32,593,170
		227,883,432
Construction Materials — 0.8%
HeidelbergCement AG	285,407	25,953,681

Diversified Telecommunication Services — 4.7%
Deutsche Telekom AG, Registered	6,392,386	132,338,383
Telefonica Deutschland Holding AG	1,984,058	5,406,934
United Internet AG, Registered	186,809	7,770,593
		145,515,910
Electrical Equipment — 0.8%
Siemens Energy AG(a)	766,496	24,290,768

Health Care Equipment & Supplies — 1.4%
Carl Zeiss Meditec AG, Bearer	77,192	14,271,564
Siemens Healthineers AG(c)	515,434	28,831,784
		43,103,348
Health Care Providers & Services — 2.4%
Fresenius Medical Care AG & Co. KGaA	393,187	31,298,539
Fresenius SE & Co. KGaA	801,979	43,097,761
		74,396,300
Household Products — 0.6%
Henkel AG & Co. KGaA	199,305	19,604,088

Independent Power and Renewable Electricity Producers — 0.2%
Uniper SE	175,468	6,336,822

Industrial Conglomerates — 7.6%
Siemens AG, Registered	1,467,190	236,786,510

Insurance — 9.8%
Allianz SE, Registered	790,735	207,770,518
Security	Shares	Value

Insurance (continued)
Hannover Rueck SE	115,646	$20,170,473
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	268,695	77,357,267
		305,298,258
Interactive Media & Services — 0.4%
Scout24 AG(c)	171,147	13,851,828

Internet & Direct Marketing Retail — 3.3%
Delivery Hero SE(a)(c)	301,178	41,202,718
HelloFresh SE(a)	316,781	28,840,313
Zalando SE(a)(c)	318,218	33,865,532
		103,908,563
IT Services — 0.3%
Bechtle AG	52,572	10,088,823

Life Sciences Tools & Services — 0.7%
QIAGEN NV(a)	442,706	21,723,548

Machinery — 1.7%
GEA Group AG	294,240	12,859,543
KION Group AG	138,394	14,743,776
Knorr-Bremse AG	139,124	17,243,809
Rational AG(b)	9,813	8,804,117
		53,651,245
Multi-Utilities — 3.1%
E.ON SE	4,305,907	51,877,961
RWE AG	1,232,073	46,308,345
		98,186,306
Personal Products — 0.7%
Beiersdorf AG	193,324	22,811,066

Pharmaceuticals — 5.2%
Bayer AG, Registered	1,884,187	118,357,458
Merck KGaA	247,873	44,542,832
		162,900,290
Real Estate Management & Development — 4.6%
Aroundtown SA	1,916,105	16,021,507
Deutsche Wohnen SE	655,637	41,711,300
LEG Immobilien SE	138,272	20,209,083
Vonovia SE	1,031,047	64,265,655
		142,207,545
Semiconductors & Semiconductor Equipment — 3.3%
Infineon Technologies AG	2,504,620	101,431,649

Software — 9.5%
Nemetschek SE	110,758	8,156,741
SAP SE	2,002,721	276,511,122
TeamViewer AG(a)(c)	308,506	12,171,616
		296,839,479
Textiles, Apparel & Luxury Goods — 5.0%
adidas AG	365,158	132,722,887
Puma SE	202,479	23,142,162
		155,865,049
Trading Companies & Distributors — 0.9%
Brenntag SE	296,315	27,849,725

Total Common Stocks — 92.4%
(Cost: $2,941,573,002)		2,889,675,340

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Automobiles — 4.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	109,298	$9,856,836
Porsche Automobil Holding SE, Preference Shares, NVS	293,678	33,080,005
Volkswagen AG, Preference Shares, NVS	355,932	98,962,512
		141,899,353
Chemicals — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	133,294	6,725,924

Health Care Equipment & Supplies — 0.8%
Sartorius AG, Preference Shares, NVS	50,264	24,855,892

Household Products — 1.3%
Henkel AG & Co. KGaA, Preference Shares, NVS	341,698	39,049,621

Total Preferred Stocks — 6.8%
(Cost: $186,152,556)		212,530,790

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	15,210,453	15,219,579

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,690,000	$1,690,000
		16,909,579
Total Short-Term Investments — 0.5%
(Cost: $16,908,058)		16,909,579

Total Investments in Securities — 99.7%
(Cost: $3,144,633,616)		3,119,115,709

Other Assets, Less Liabilities — 0.3%		7,901,833

Net Assets—100.0%		$3,127,017,542

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$96,021,836	$—	$(80,800,449	)(a)	$124	$(1,932)	$15,219,579	15,210,453	$210,405	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,194,000	—	(504,000	)(a)	—	—	1,690,000	1,690,000	769		—
					$124	$(1,932)	$16,909,579		$211,174		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	46	06/18/21	$21,616	$1,047,394

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$2,889,675,340	$—	$2,889,675,340
Preferred Stocks	—	212,530,790	—	212,530,790
Money Market Funds	16,909,579	—	—	16,909,579
	$16,909,579	$3,102,206,130	$—	$3,119,115,709
Derivative financial instruments(a)
Assets
Futures Contracts	$1,047,394	$—	$—	$1,047,394

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

 3